INCOME TAXES	12 Months Ended
Jun. 30, 2021
INCOME TAXES
30. INCOME TAXES
30.	INCOME TAXES

Canadian

Income Taxes The major factors that cause variations from the Company’s combined federal and provincial statutory Canadian income tax rates were the following:

	June 30, 2021	June 30, 2020	June 30, 2019
Loss from Canadian operations	$(3,533,381)	$(4,254,121)	$(5,057,042)
Combined Canadian statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates Increase in taxes resulting from:	$(936,346)	$(1,127,342)	$(1,340,116)
Stock-based compensation expense	249,951	277,895	374,689
Other	151,821	122,137	11,671
Unrecognized benefit of non-capital losses	836,177	672,781	953,756
Provision for income taxes, net of (recovery)	$301,603	$(54,349)	$-

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	June 30,	June 30,	June 30,
	2021	2020	2019
Amounts related to tax loss carry forwards	13,857,000	11,898,000	8,467,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Deferred Tax Liabilities	June 30, 2021	June 30, 2020
Convertible debt	$-	$4,939
Licenses	$36,540	$-

Non-capital Losses

As at June 30, 2021, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $13,720,000 which may be applied against future Canadian taxable income and expire as detailed below. No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

30.	INCOME TAXES (continued)

The net operating losses for these years will not be available to reduce future taxable income until the returns are filed.

2027	536,000
2028	868,000
2029	1,047,000
2030	627,000
2031	251,000
2032	161,000
2033	52,000
2034	115,000
2035	177,000
2036	74,000
2037	88,000
2038	1,399,000
2039	3,602,000
2040	2,901,000
2041	1,959,000
$13,857,000

United States

Income Taxes The major factors that cause variations from the Company’s combined United States federal and state level income tax rates were the following:

	June 30, 2021 $	June 30, 2020 $	June 30, 2019 $
Loss from US operations	(951,531)	(420,578)	(772,238)
Combined federal and state level taxes	27.79%	29.71%	26.64%
Expected income tax payable	(264,430)	(124,941)	(205,724)
Temporary difference, Equipment	200,620	-	34,826
Other	(42,348)	-	-
Unrecognized benefit of non-capital losses	106,158	124,941	170,898
Provision for income taxes	-	-	-

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following United States deductible temporary differences:

	June 30,	June 30,	June 30,
	2021	2020	2019
Amounts related to tax loss carry forwards	1,581,000	1,199,000	778,000
30.	INCOME TAXES (continued)

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Non-capital Losses

As at June 30, 2021, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $1,581,000 which may be applied against future United States taxable income and expire as detailed below.

No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

2038	$144,000
2039	634,000
2040	421,000
2041	382,000
$1,581,000